UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07055

T. Rowe Price Dividend Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

Dividend Growth Fund	March 31, 2017

T. Rowe Price Dividend Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 94.8%		
CONSUMER DISCRETIONARY 11.8%		
Hotels, Restaurants & Leisure 2.8%		
Carnival	407,600	24,012
Hilton Worldwide Holdings	589,100	34,439
Marriott, Class A	620,291	58,419
McDonald's	119,900	15,540
MGM Resorts International	1,352,700	37,064
Yum! Brands	592,100	37,835
		207,309
Leisure Products 0.4%		
Mattel	1,106,700	28,342
		28,342
Media 4.6%		
Comcast, Class A	4,475,000	168,215
Omnicom	875,400	75,468
Time Warner	375,066	36,648
Walt Disney	575,100	65,211
		345,542
Multiline Retail 0.9%		
Dollar General	1,004,300	70,030
		70,030
Specialty Retail 2.9%		
Home Depot	676,900	99,389
L Brands	521,700	24,572
Ross Stores	1,057,200	69,638
Tractor Supply	355,700	24,533
		218,132

Textiles, Apparel & Luxury Goods 0.2%		
Nike, Class B	277,500	15,465
		15,465
Total Consumer Discretionary		884,820
CONSUMER STAPLES 10.1%		
Beverages 3.5%		
Coca-Cola	440,500	18,695
Diageo (GBP)	1,280,733	36,674
Dr Pepper Snapple	685,900	67,163
PepsiCo	1,290,300	144,333
		266,865
Food & Staples Retailing 1.8%		
Costco Wholesale	184,400	30,922
Walgreens Boots Alliance	1,236,200	102,667
		133,589
Food Products 2.4%		
General Mills	441,900	26,076
McCormick	259,300	25,295
Mondelez International	1,814,151	78,154
Nestle (CHF)	633,476	48,620
		178,145
Household Products 0.8%		
Colgate-Palmolive	531,300	38,886
Procter & Gamble	238,932	21,468
		60,354
Tobacco 1.6%		
Philip Morris International	1,073,500	121,198
		121,198
Total Consumer Staples		760,151

ENERGY 3.8%		
Energy Equipment & Services 0.2%		
Schlumberger	196,000	15,308
		15,308
Oil, Gas & Consumable Fuels 3.6%		
Canadian Natural Resources	1,375,100	45,089
Enbridge	1,122,155	46,951
ExxonMobil	808,900	66,338
Occidental Petroleum	1,329,400	84,231
TransCanada	566,300	26,135
		268,744
Total Energy		284,052
FINANCIALS 16.6%		
Banks 6.0%		
JPMorgan Chase	2,302,500	202,251
U.S. Bancorp	2,180,400	112,291
Wells Fargo	2,446,300	136,161
		450,703
Capital Markets 4.8%		
Bank of New York Mellon	2,484,600	117,348
Morgan Stanley	1,505,700	64,504
Northern Trust	252,600	21,870
S&P Global	192,900	25,220
State Street	1,057,600	84,195
TD Ameritrade Holding	1,217,515	47,313
		360,450
Consumer Finance 0.6%		
American Express	506,300	40,054
		40,054

Insurance 5.2%		
Aon	587,400	69,718
Chubb	593,670	80,888
Marsh & McLennan	1,506,100	111,286
Progressive	1,150,800	45,088
Willis Towers Watson	289,600	37,906
XL Group	1,168,652	46,582
		391,468
Total Financials		1,242,675
HEALTH CARE 17.3%		
Health Care Equipment & Supplies 6.8%		
Becton, Dickinson & Company	757,509	138,958
Danaher	1,610,000	137,703
Dentsply Sirona	1,116,100	69,689
Medtronic	1,051,678	84,723
Stryker	625,600	82,360
		513,433
Health Care Providers & Services 3.0%		
Cigna	254,050	37,216
McKesson	146,400	21,705
UnitedHealth Group	1,008,000	165,322
		224,243
Life Sciences Tools & Services 2.6%		
Agilent Technologies	1,322,700	69,931
Thermo Fisher Scientific	806,300	123,848
		193,779
Pharmaceuticals 4.9%		
Johnson & Johnson	565,400	70,420
Merck	1,190,700	75,657
Pfizer	4,333,700	148,256

Zoetis	1,370,200	73,128
		367,461
Total Health Care		1,298,916
INDUSTRIALS & BUSINESS SERVICES 12.1%		
Aerospace & Defense 1.3%		
Rockwell Collins	551,500	53,584
United Technologies	379,700	42,606
		96,190
Air Freight & Logistics 0.8%		
C.H. Robinson Worldwide	215,600	16,664
UPS, Class B	385,100	41,321
		57,985
Building Products 1.5%		
Johnson Controls International	2,653,272	111,756
		111,756
Commercial Services & Supplies 0.7%		
Waste Connections	561,642	49,548
		49,548
Industrial Conglomerates 3.6%		
GE	2,935,300	87,472
Honeywell International	669,700	83,625
Roper Technologies	479,500	99,012
		270,109
Machinery 2.6%		
Flowserve	507,300	24,563
Fortive	883,300	53,192
Illinois Tool Works	629,500	83,390
PACCAR	273,700	18,393

Stanley Black & Decker	137,900	18,323
		197,861
Professional Services 0.9%		
Equifax	484,800	66,292
		66,292
Road & Rail 0.7%		
Union Pacific	503,975	53,381
		53,381
Total Industrials & Business Services		903,122
INFORMATION TECHNOLOGY 12.3%		
Communications Equipment 0.5%		
Cisco Systems	1,172,800	39,640
		39,640
Electronic Equipment, Instruments & Components 0.7%		
TE Connectivity	648,200	48,323
		48,323
IT Services 4.8%		
Accenture, Class A	723,300	86,709
Automatic Data Processing	636,200	65,141
Fidelity National Information	686,800	54,683
Visa, Class A	1,745,100	155,087
		361,620
Semiconductor & Semiconductor Equipment 2.0%		
Microchip Technology (1)	485,800	35,843
Texas Instruments	1,089,800	87,794
Xilinx	469,600	27,185
		150,822

Software 2.6%		
Microsoft	2,973,400	195,828
		195,828
Technology Hardware, Storage & Peripherals 1.7%		
Apple	871,500	125,200
		125,200
Total Information Technology		921,433
MATERIALS 4.0%		
Chemicals 2.7%		
Air Products & Chemicals	490,300	66,333
Ecolab	150,700	18,889
Praxair	308,700	36,612
RPM	1,338,800	73,674
Sherwin-Williams	14,000	4,342
		199,850
Containers & Packaging 1.3%		
Ball	1,330,300	98,788
		98,788
Total Materials		298,638
REAL ESTATE 2.7%		
Equity Real Estate Investment Trusts 2.7%		
American Tower, REIT	639,700	77,749
Crown Castle International, REIT	987,600	93,279
GGP, REIT	971,800	22,526
Iron Mountain, REIT	322,972	11,521
Total Real Estate		205,075

UTILITIES 4.1%		
Electric Utilities 2.5%		
Edison International	1,384,900	110,252
NextEra Energy	599,700	76,983
		187,235
Gas Utilities 0.8%		
Atmos Energy	817,900	64,606
		64,606
Multi-Utilities 0.8%		
DTE Energy	473,020	48,300
Wec Energy	165,000	10,004
		58,304
Total Utilities		310,145
Total Common Stocks (Cost $4,894,877)		7,109,027
SHORT-TERM INVESTMENTS 5.0%		
Money Market Funds 5.0%		
T. Rowe Price Government Reserve Fund, 0.66% (2)(3)	379,206,023	379,206
Total Short-Term Investments (Cost $379,206)		379,206
SECURITIES LENDING COLLATERAL 0.0%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.0%		
Money Market Funds 0.0%		
T. Rowe Price Short-Term Fund, 0.84% (2)(3)	82,952	829
Total Investments through Securities Lending Program with State Street Bank and Trust Company		829
Total Securities Lending Collateral (Cost $829)		829

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Dividend Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks dividend income and long-term capital growth primarily through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2017:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2017, the value of loaned securities was $811,000; the value of cash collateral and related investments was $829,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2017, the cost of investments for federal income tax purposes was $5,274,912,000. Net unrealized gain aggregated $2,214,145,000 at period-end, of which $2,250,793,000 related to appreciated investments and $36,648,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2017